Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Federal			$ 6	$ 44	$ 0
State			(14)	(12)	(17)
Federal and State			(8)	32	(17)
Deferred [Abstract]
Federal			(94)	(138)	(72)
State			(102)	(54)	20
Federal and State			(196)	(192)	(52)
Provision for income taxes	$ (92)	$ (80)	$ (204)	(160)	(69)
Reconciliation of Federal Income Tax [Abstract]
Statutory federal income tax rate			21.00%
Statutory rate applied to pre-tax loss			$ 3,533	4,755	3,814
Permanent items			(256)	(115)	(79)
Stock compensation related expenses			449	(274)	(103)
State taxes			458	290	1,226
Valuation allowance			(4,462)	(4,816)	(4,930)
Other			74	0	3
Provision for income taxes	$ (92)	$ (80)	(204)	(160)	$ (69)
Deferred Tax Assets [Abstract]
Compensation and bonuses			1,707	986
Intangible assets			2,303	2,355
Stock-based compensation			620	375
Accrued expenses and other			863	184
Net operating loss carryforwards			20,242	18,937
Unearned revenue			3,179	2,575
Other carryforwards			30	23
Interest expense limitation			1,652	534
Deferred rent			641	578
Valuation allowance			(24,178)	(19,717)
Deferred tax assets, net of valuation allowance			7,059	6,830
Deferred Tax Liabilities [Abstract]
Deferred implementation costs			(2,707)	(2,624)
Fixed assets			(2,723)	(2,953)
Goodwill			(2,397)	(1,825)
Deferred tax liabilities			(7,827)	(7,402)
Total deferred taxes			(768)	$ (572)
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards			$ 46,682
Operating loss carryforwards expiration date			Jan. 01, 2034
Federal [Member]
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards			$ 78,948